OPPORTUNITY PLUS

                           VARIABLE ANNUITY ACCOUNT C
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

             SUPPLEMENT DATED DECEMBER 3, 2001 TO THE PROSPECTUS AND
               CONTRACT PROSPECTUS SUMMARY, EACH DATED MAY 1, 2001

GENERAL DESCRIPTION OF GET Q
Series Q of the Aetna GET Fund (GET Q) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET Q. Aeltus Investment Management, Inc. serves as the investment adviser to GET Q.

We will offer GET Q shares only during its offering period, which is scheduled to run from December 13, 2001 through the close of business on March 14, 2002. GET Q may not be available under your contract, your plan or in your state. Please read the GET Q prospectus for a more complete description of GET Q, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET Q
GET Q seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET Q's guarantee period runs from March 15, 2002 through March 16, 2007. During the offering period, all GET Q assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE
The guarantee period for GET Q will end on March 16, 2007, which is GET Q's maturity date. The Company guarantees that the value of an accumulation unit of the GET Q subaccount under the contract on the maturity date (as valued after the close of business on March 16, 2007), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET Q subaccount to make up the difference. This means that if you remain invested in GET Q until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET Q as of the last day of the offering period, less any amounts you transfer or withdraw from the GET Q subaccount. The value of dividends and distributions made by GET Q throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Q investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET Q before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts.

MATURITY DATE
Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET Q. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Q amounts. If you do not make a choice, on the maturity date we will transfer your GET Q amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET Q amounts to the fund or funds designated by the Company.


X.GETQ75962-01                                                     December 2001
CO1-1024-008

The following information supplements the "Fee Table" section contained in the prospectus and the expense table in the "Charges and Deductions" section of the prospectus summary:

FEES DEDUCTED FROM THE AETNA GET FUND SERIES Q SUBACCOUNT DURING THE ACCUMULATION PHASE
(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE                                                                               1.05% (1)
ADMINISTRATIVE EXPENSE CHARGE                                                                     0.00%  -      0.25% (2)
GET Q GUARANTEE CHARGE (deducted daily during the guarantee period)                                             0.50%
                                                                                              ------------------------
TOTAL SEPARATE ACCOUNT EXPENSES                                                                   1.55%  -      1.80%
                                                                                              ========================


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus and the expense table in the "Charges and Deductions" section of the prospectus summary:

AETNA GET FUND SERIES Q ANNUAL EXPENSES
(As a percentage of the average net assets)

                                      INVESTMENT                                             TOTAL FUND ANNUAL EXPENSES
                                   ADVISORY FEES(3)    12B-1 FEES      OTHER EXPENSES(4)  (AFTER EXPENSE REIMBURSEMENT)(5)
                                   ----------------    ----------      -----------------  --------------------------------
Aetna GET Fund Series Q                 0.60%             0.25%              0.15%                     1.00%

For more information regarding expenses paid out of assets of the fund, see the GET Q prospectus.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES Q
ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples shows the fees and expenses paid over time if you invest $1,000 in the GET Q investment option under the contract (until GET Q's maturity date), assuming a 5% annual return on the investment.(6)

-------------------------------------------------
>    THESE EXAMPLES ARE PURELY HYPOTHETICAL.
>    THEY SHOULD NOT BE CONSIDERED A                         EXAMPLE A                               EXAMPLE B
     REPRESENTATION OF PAST OR FUTURE EXPENSES    If you withdraw your entire account    If you leave your entire account
     OR EXPECTED RETURNS.                         value at the end of the periods        value invested or if you select an
>    ACTUAL EXPENSES AND/OR RETURNS MAY BE        shown, you would pay the following     income phase payment option at the
     MORE OR LESS THAN THOSE SHOWN BELOW.         expenses, including any applicable     end of the periods shown, you would
                                                  early withdrawal charge assessed:      pay the following expenses (no
-------------------------------------------------                                        early withdrawal charge is assessed):

                                                  1 YEAR      3 YEARS      5 YEARS       1 YEAR       3 YEARS      5 YEARS
Aetna GET Fund Series Q                             $79         $140         $204          $28          $87          $313

--------------------
(1)The mortality and expense risk charge for the Aetna GET Fund Series Q subaccount will be reduced to 1.00% on an annual basis effective February 15, 2002.
(2)We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.
(3)The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
(4)"Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET Q and any additional direct fund expenses.
(5)The investment adviser is contractually obligated through GET Q's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET Q's other expenses in order to ensure that GET Q's Total Fund Annual Expenses (excluding 12b-1 fees) do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET Q's actual expenses without this waiver or reimbursement will exceed this amount.
(6)The examples shown reflect a mortality and expense risk charge of 1.05% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis (not currently charged), a GET Q guarantee charge of 0.50% on an annual basis, and all charges and expenses of the GET Q Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5.

X.GETQ75962-01                                                     December 2001
CO1-1024-008